Schedule I Summary of Investments - Other Than Investments in Related Parties (Details) $ in Millions	Dec. 31, 2016 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	$ 69,507
Amount Shown on Consolidated Balance Sheet	70,448
Mortgage loans, net of allowances
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	5,468
Amount Shown on Consolidated Balance Sheet	5,470
Investment funds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	674
Amount Shown on Consolidated Balance Sheet	689
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	602
Amount Shown on Consolidated Balance Sheet	602
Funds withheld at interest
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	6,538
Amount Shown on Consolidated Balance Sheet	6,538
Derivative assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	1,504
Amount Shown on Consolidated Balance Sheet	1,370
Real estate
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	542
Amount Shown on Consolidated Balance Sheet	542
Short-term investments, at fair value
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	189
Amount Shown on Consolidated Balance Sheet	189
Other investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	81
Amount Shown on Consolidated Balance Sheet	81
AFS securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	51,429
Fair Value	52,386
Amount Shown on Consolidated Balance Sheet	52,386
AFS securities | U.S. government and agencies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	59
Fair Value	60
Amount Shown on Consolidated Balance Sheet	60
AFS securities | U.S. state, municipal and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	1,024
Fair Value	1,140
Amount Shown on Consolidated Balance Sheet	1,140
AFS securities | Foreign governments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	2,098
Fair Value	2,235
Amount Shown on Consolidated Balance Sheet	2,235
AFS securities | Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	4,343
Fair Value	4,461
Amount Shown on Consolidated Balance Sheet	4,461
AFS securities | Other corporate
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	25,061
Fair Value	25,530
Amount Shown on Consolidated Balance Sheet	25,530
AFS securities | CLO
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	4,950
Fair Value	4,822
Amount Shown on Consolidated Balance Sheet	4,822
AFS securities | ABS
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	2,980
Fair Value	2,936
Amount Shown on Consolidated Balance Sheet	2,936
AFS securities | CMBS
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	1,835
Fair Value	1,847
Amount Shown on Consolidated Balance Sheet	1,847
AFS securities | RMBS
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	8,731
Fair Value	8,973
Amount Shown on Consolidated Balance Sheet	8,973
AFS securities | Redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	29
Fair Value	29
Amount Shown on Consolidated Balance Sheet	29
AFS securities | Total fixed maturity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	51,110
Fair Value	52,033
Amount Shown on Consolidated Balance Sheet	52,033
AFS securities | Banks, trust and insurance companies common stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	70
Fair Value	98
Amount Shown on Consolidated Balance Sheet	98
AFS securities | Industrial, miscellaneous and all other common stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	187
Fair Value	190
Amount Shown on Consolidated Balance Sheet	190
AFS securities | Nonredeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	62
Fair Value	65
Amount Shown on Consolidated Balance Sheet	65
AFS securities | Total equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	319
Fair Value	353
Amount Shown on Consolidated Balance Sheet	353
Trading securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	2,480
Amount Shown on Consolidated Balance Sheet	$ 2,581